Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]

We have a longstanding practice of granting all annual equity awards on April 1st of every year, which is generally during a trading blackout period, and typically granting any new hire awards on the 15th of the month following the eligible employee’s start date. There were no stock option grants during the 2025 calendar year. Our CHCC may consider whether or not to use stock options as part of the long-term equity incentive component of the executive compensation program in the future but has determined not to include stock options at this time. We may consider adopting an official option granting policy if we decide to grant additional options in the future.

Our executive officers are not permitted to choose the grant date for their individual equity awards. In prior years when we granted stock options or similar awards, we followed our practice of granting annual awards on April 1st each year and typically granting new hire awards on the 15th of the month following an eligible employee’s start date. Our practice is to not time the grant of stock options or similar awards based on the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and to not time the public release of such information based on stock option grant dates. During the 2025 calendar year, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method [Text Block]	We have a longstanding practice of granting all annual equity awards on April 1st of every year, which is generally during a trading blackout period, and typically granting any new hire awards on the 15th of the month following the eligible employee’s start date.
Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	Our practice is to not time the grant of stock options or similar awards based on the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and to not time the public release of such information based on stock option grant dates.
MNPI Disclosure Timed for Compensation Value [Flag]	false